Commitments and Contingencies - Schedule of aggregate expected commitments (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 23, 2025	Sep. 30, 2024
Disclosure of contingent liabilities [abstract]
Purchase commitments	€ 43,526	€ 18,000	€ 25,778
Future lease payments	6,090		13,598
Total	€ 49,616		€ 39,376